Lease Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Lease Liabilities [Line Items]
Current	$ 380	$ 367
Non-Current	789	1,080
Lease Liability	$ 1,169	$ 1,447
Incremental borrowing rate %	5.00%
Maturity	2022
Bottom of range [member]
Disclosure Of Lease Liabilities [Line Items]
Incremental borrowing rate %	3.00%
Maturity	2023
Top of range [member]
Disclosure Of Lease Liabilities [Line Items]
Incremental borrowing rate %	5.00%
Maturity	2027